Segment Reporting (Details) - Schedule of Reconciliation of Revenue by Reportable Segment to Consolidated Revenue - USD ($)	3 Months Ended		8 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Apr. 30, 2023	Apr. 30, 2022
Revenue by segment
Consolidated revenue	$ 20,426	$ 111,451	$ 121,690	$ 419,412	$ 305,377
Segment cost of revenue
Consolidated segment cost of revenue	(18,249)	(70,775)	(94,665)	(293,204)	(167,193)
Consolidated segment gross margin	2,177	40,676	27,025	126,208	138,184
Segment operating expense
Consolidated segment operating expenses	(39,135)	(62,567)
Total consolidated segment operating loss	1,307,498	793,892	6,338,622	4,948,379	4,828,942
Segment other income (loss)
Total consolidated segment operating loss	(16,368)	(77,423)
Corporate expenses
Operating expenses	(1,309,675)	(834,568)	(6,365,647)	(5,074,587)	(4,967,126)
Other income (expenses), net	(132,137)	(15,489)
Total Corporate expenses	(1,402,677)	(787,490)
Total consolidated loss before income taxes	(1,419,045)	(864,913)	$ (1,046,973)	$ (5,452,383)	$ (5,392,012)
Platform services [Member]
Revenue by segment
Consolidated revenue	20,426	62,810
Segment cost of revenue
Consolidated segment cost of revenue	(18,249)	(62,528)
Segment operating expense
Consolidated segment operating expenses
Segment other income (loss)
Total consolidated segment operating loss
Rental Services [Member]
Revenue by segment
Consolidated revenue		48,641
Segment cost of revenue
Consolidated segment cost of revenue		(8,247)
Segment operating expense
Consolidated segment operating expenses	(39,135)	(62,567)
Segment other income (loss)
Total consolidated segment operating loss	20,590	(55,532)
Segment Operating Expense [Member]
Segment operating expense
Total consolidated segment operating loss	(36,958)	(21,891)
Corporate Expenses [Member]
Corporate expenses
Operating expenses	$ (1,270,540)	$ (772,001)